Derivatives and Hedging Instruments - Gain (Loss) on Derivatives (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Derivative Instruments, Gain (Loss) [Line Items]
Unrealized gain (loss) on derivatives	$ 11	$ (16)	$ 19
Interest Rate Swap [Member] | Cash Flow Hedging [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Unrealized gain (loss) on derivatives	0	0	0
Interest Rate Swap [Member] | Interest Expense [Member] | Cash Flow Hedging [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Derivative Instruments, Gain (Loss) Reclassified from Accumulated OCI into Income, Effective Portion, Net	0	0	2
Foreign Exchange Derivative [Member] | Cash Flow Hedging [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Unrealized gain (loss) on derivatives	11	(16)	19
Foreign Exchange Derivative [Member] | Cost of Products [Member] | Cash Flow Hedging [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Derivative Instruments, Gain (Loss) Reclassified from Accumulated OCI into Income, Effective Portion, Net	$ (7)	$ (1)	$ (3)